Submission	Sep. 22, 2026
Submission [Line Items]
Central Index Key	0001212030
Registrant Name	GCM GROSVENOR CORE ABSOLUTE RETURN MASTER FUND, LLC
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES